Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy [Abstract]
Basis of presentation
a)	Basis of presentation
The consolidated financial statements of BGSI have been prepared in accordance with IFRS
®
Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). The functional currency of Boyd Group Services Inc. is the Canadian dollar (“CAD”). These consolidated financial statements are presented in thousands of U.S. dollars (“USD”), except share and per share amounts.

Revenue recognition
b)	Revenue recognition
BGSI is in the business of collision and auto glass repair. The Company recognizes revenue upon completion and delivery of the repair to the customer, which has been determined to be the performance obligation that is distinct and the point at which control of the asset passes to the customer. Revenue is measured at the fair value of the consideration received.

Acquisition and transformational cost initiatives
c)	Acquisition and transformational cost initiatives
Acquisition and transformational cost initiatives are recognized in the Consolidated Statement of Earnings in the period in which they are incurred. These costs represent strategic activities primarily incurred to expand the Company’s network through business combinations or to execute significant strategic plans designed to enhance the Company’s operating model and long-term cost competitiveness. These expenses include transaction and integration costs, such as legal, due diligence, and other professional fees directly associated with the expansion of the Company’s network. Furthermore, these costs include project-specific professional fees and temporary incremental costs associated with system and process improvements that are not expected to recur once the transition is complete.

Inventory
d)	Inventory
Inventory is valued at the lower of cost and net realizable value. Cost is determined on the first-in,
first-out
basis. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

Property, plant and equipment
e)	Property, plant and equipment
Property, plant and equipment assets are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an estimate of the costs of dismantling and removing the item and restoring the site on which it is located.
Construction-in-Progress
(CIP) is a component of property, plant and equipment that represents assets or capital projects under construction.
Depreciation is calculated using the declining balance and straight line rates as disclosed in the property, plant and equipment note. Leasehold improvements are amortized on the straight line basis over the period of estimated benefit.
An item of property, plant and equipment is reclassified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. The asset must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets and its sale must be highly probable. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the Consolidated Statement of Earnings.
The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for property, plant and equipment and any changes arising from the assessment are applied by the Company prospectively.

Leases
f)	Leases
At inception, the Company assesses whether a contract is or contains a lease. Leases are recognized as a right of use asset and a lease liability at the lease commencement date.
The Company recognizes a right of use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short term leases, defined as leases with a lease term of 12 months or less, and leases of low value assets. For these leases, the Company recognizes the lease payments as operating expenses on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Right of use assets are subsequently measured at cost less accumulated depreciation and impairment losses. Depreciation is recorded on a straight line basis over the term of the lease.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If the interest rate implicit in the leases cannot be readily determined, the Company uses its incremental borrowing rate. In order to calculate the incremental borrowing rate, reference interest rates are derived from the yields of corporate bonds in Canada and the U.S. The reference interest rates are supplemented by a leasing risk premium. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability and by reducing the carrying amount to reflect lease payments made.
For sale leaseback transactions, the Company applies the requirements of IFRS 15
Revenue from Contracts with Customers
to determine if the transfer qualifies as a sale. If the transfer qualifies as a sale, the Company derecognizes the asset and recognizes a right of use asset equal to the retained portion of the previous carrying amount of the sold asset. The gain or loss recognized on the sale leaseback is limited to the rights transferred to the buyer.

Consolidation
g)	Consolidation
The financial statements of the Company consolidate the accounts of the Company and its subsidiaries. All intercompany transactions, balances and unrealized gains and losses from intercompany transactions are eliminated on consolidation.
Subsidiaries are those entities which the Company controls by having the power to govern the financial and operating policies. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Company and are de-consolidated
from the date that control ceases.

Business combinations, goodwill and other intangible assets
h)	Business combinations, goodwill and other intangible assets
Acquisitions of subsidiaries and businesses are accounted for using the acquisition method of accounting. The cost of the acquisition is measured at the aggregate of the fair values (at the acquisition date) of assets transferred, liabilities incurred or assumed, and equity instruments issued by the Company in exchange for control of the acquired company. Acquisition costs are expensed as incurred. The acquired company’s identifiable assets (including previously unrecognized intangible assets), liabilities and contingent liabilities are recognized at their fair values at the acquisition date.
Goodwill represents the excess of the cost of an acquisition over the fair value of BGSI’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is carried at cost less accumulated impairment losses.
Intangible assets are recognized only when it is probable that the expected future economic benefits attributable to the assets will accrue to the Company and the cost can be reliably measured. Intangible assets acquired in a business combination are recorded at fair value. Intangible assets that do not have indefinite lives are amortized over their useful lives using an amortization method which reflects the economic benefit of the intangible asset. Customer relationships are amortized on a straight-line basis over the expected period of benefit of 20 years. Contractual rights, which consist of non-compete
agreements and favourable lease agreements, are amortized on a straight-line basis over the term of the contract. Brand names which the Company continues to use in the conduct of its business are considered indefinite life because their value is not expected to degrade over time. To the extent the Company decides to discontinue the use of a certain brand, an estimate of the remaining useful life is made and the intangible asset is amortized over the remaining period.
Capitalized software consists of acquired software licenses and costs directly associated with network technology upgrades. Software is amortized on a straight-line basis over its estimated useful life, typically ranging between three and five years. Costs associated with maintaining software programs or payments made for Software-as-a-Service (SaaS) arrangements are recognized as an expense as incurred.

Impairment of non-financial assets
i)	Impairment of non-financial assets
Property, plant and equipment and definite life intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash-generating unit or “CGU”). The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (being the present value of the expected future cash flows of the relevant asset or CGU). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.
Goodwill and indefinite lived intangible assets are reviewed for impairment annually or at any time if an indicator of impairment exists. As well, newly acquired goodwill is reviewed for impairment at the end of the year in which it was acquired.
Goodwill acquired through a business combination is allocated to each CGU, or group of CGUs, that are expected to benefit from the related business combination. A group of CGUs represents the lowest level within the entity at which the goodwill is monitored for internal management purposes, which is not higher than an operating segment. Impairment losses on goodwill are not reversed.
The Company evaluates impairment losses, other than goodwill impairment, for potential reversals when events or circumstances warrant such consideration.

Cash and cash equivalents
j)	Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less.
Income taxes
k)	Income taxes
Income tax comprises current and deferred tax. Income tax is recognized in the Consolidated Statement of Earnings except to the extent that it relates to items recognized directly in equity, in which case the income tax is recognized directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted, or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.
In general, deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined on a non-discounted
basis using tax rates and laws that have been enacted or substantively enacted at the statement of financial position date and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that it is probable that the assets can be recovered.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries except, in the case of subsidiaries, where the timing of the reversal of the temporary difference is controlled by BGSI and it is probable that the temporary difference will not reverse in the foreseeable future.

Unearned rebates
l)	Unearned rebates
Prepaid purchase rebates are recorded as unearned rebates on the statement of financial position and amortized, as a reduction of the cost of purchases, on a straight-line basis over the term of the contract.

Shareholders' capital
m)	Shareholders’ capital
Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.
Share-based compensation plans
n)	Share-based compensation plans
Cash settled plans
The Company’s 2023 and 2024 Restricted Share Units (RSU) and Performance Share Units (PSU) consist of cash-settled share-based payments plans, where the fair value of each PSUs and RSUs is estimated based on the fair market value of the Company’s shares at the grant date, subsequently adjusted for additional shares granted based on the reinvestment of notional dividends and the market value of the shares at the end of each reporting period. The associated compensation expense is recognized over the vesting period, factoring in the probability of the performance criteria being met during that period.
The Company’s Director Deferred Share Units (DSU) are a cash-settled share-based payment plan. The fair value of each outstanding Director Deferred Share Unit is estimated based on the fair market value of the
BGSI’s shares at the grant date, subsequently adjusted for additional shares granted based on the reinvestment of notional dividends and the market value of the shares at the end of each reporting period.
Equity settled plans
The Company’s stock option plan allows for the granting of options up to an amount of 250,000 Common shares. The fair value of each option is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the option vesting period, based on the number of options expected to vest, with the offset credited to contributed surplus. On exercise date, proceeds from exercise are credited to contributed surplus.
During the period, the Company made a prospective change to its share-based compensation plan. The 2025 RSU and PSU plan will now be either cash-settled, share-settled or combination of both, at the Company’s discretion. The RSU and PSU share-based payment plan was approved by the shareholders on May 14, 2025. The 2025 plan is accounted for as an equity-settled share-based payment.
Under the equity-settled plan, shares awarded to employees in terms of the RSUs and PSUs are measured at the fair market value at grant date using, where applicable, an appropriate valuation model. The cost is recognized in compensation expenses with a corresponding increase in equity over the period in which the service and, where applicable, the performance conditions are fulfilled.

Earnings per share
o)	Earnings per share
Basic earnings per share (“EPS”) is calculated by dividing the net earnings for the period attributable to equity owners of the Company by the weighted average number of shares outstanding during the period.
Diluted EPS is calculated by adjusting the weighted average number of shares outstanding and corresponding earnings impact for dilutive instruments. The Company’s potentially dilutive instruments consist of stock options and contingently issuable shares from the equity-settled share-based payment plan. The dilutive impact of the stock options are calculated using the treasury stock method.

Foreign currency translation
p)	Foreign currency translation
Items included in the financial statements of each subsidiary are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company operates with multiple functional currencies. The consolidated financial statements are presented in U.S. dollars as this provides a better reflection of the Company’s business activities, given the significance of revenues denominated in U.S. dollars. Entities that have a functional currency different from that of U.S. dollars are translated into U.S. dollars. Assets and liabilities are translated into U.S. dollars at the noon rate of exchange prevailing at the statement of financial position dates and income and expense items are translated at the average exchange rate during the period (as this is considered a reasonable approximation to actual rates). The adjustment arising from the translation of these accounts is recognized in other comprehensive earnings (loss) as cumulative translation adjustments.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Generally, foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end
exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in earnings.

Financial instruments
q)	Financial instruments
Recognition
Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.
Classification and Measurement
The Company classifies and measures its financial instruments in the following categories:
•	Those to be measured at amortized cost;

•	Those to be measured subsequently at fair value through profit or loss (“FVTPL”); and

•	Those to be measured subsequently at fair value through other comprehensive income (“FVTOCI”).
The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows.
Financial Assets and Liabilities Measured at Amortized Cost
Certain financial assets, which include cash and cash equivalents and accounts receivable, are measured at amortized cost using the effective interest method, net of any related transaction costs, less any appropriate allowances for estimated lifetime expected credit losses.
Accounts payable and accrued liabilities, dividends payable, and long-term debt are measured at amortized cost using the effective interest method, net of any related financing fees or issue costs.
Financial Assets and Liabilities Measured at FVTPL
Investments which do not qualify for equity method treatment are recorded as other long-term assets at FVTPL. As no ready secondary market exists, fair value is estimated using the discounted cash flow method.
Derivative Financial Instruments and Hedging Activities
The Company utilizes derivative financial instruments, such as cross-currency swaps, and certain cash balances to manage foreign currency risk. At the inception of a hedge, the Company formally documents the relationship between the hedging instrument and the hedged item.
Cash Flow Hedges
The effective portion of changes in the fair value of instruments designated as cash flow hedges is recognized in other comprehensive income and accumulated in a cash flow hedge reserve within equity. The accounting treatment for the accumulated amounts depends on the nature of the hedged transaction:

•
Hedges of Intercompany Promissory Notes: For instruments hedging the foreign currency exposure of intercompany promissory notes denominated in a currency other than the functional currency of the transacting entity, the Company designates only the spot component as the hedging instrument. The amounts accumulated in the cash flow hedge reserve are reclassified to net earnings in the same period during which the foreign currency translation of the underlying intercompany promissory note impacts net earnings.

•
Hedges of Forecasted Transactions: For hedges of highly probable forecasted acquisitions of non-financial assets, the Company may designate specific foreign currency cash balances as hedging instruments. The accumulated amounts are reclassified from equity and included in the initial measurement of the cost of the identifiable assets acquired as a basis adjustment upon recognition of the acquisition.

Cost of Hedging
For cross-currency swaps, the Company excludes the currency basis spread and forward points from the hedge designation. These excluded components are recognized in other comprehensive income and accumulated in a separate cost of hedging reserve within equity. This reserve represents the difference between the total change in fair value of the derivative and the change in value of the designated spot component.
Hedge Effectiveness and Ineffectivenes
s
At the inception of each hedge, and on an ongoing basis, the Company assesses whether the hedging instrument is effective in offsetting changes in the cash flows of the hedged item based on the economic relationship between the instruments. Any hedge ineffectiveness is recognized immediately in net earnings within finance costs.
Embedded Derivatives
Embedded derivatives in financial liability hosts, such as the optional redemption features in the Senior Unsecured Notes, are bifurcated and recognized at fair value if their economic characteristics and risks are not closely related to those of the host. Changes in fair value are recognized in net earnings within fair value adjustments.
Fair Value Hierarchy
The Company classifies fair value measurements using a three-level hierarchy:

•	Level 1 includes quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2 includes inputs that are observable other than quoted prices included in Level 1

•	Level 3 includes inputs that are not based on observable market data

Pensions and other post-retirement benefits
r)	Pensions and other post-retirement benefits
The Company contributes to defined contribution pension plans of certain employees. Contributions are recognized within operating expenses at an amount equal to contributions payable for the period. Any outstanding contributions are recognized as liabilities within accrued liabilities.

Provisions
s)	Provisions
Provisions are recognized when BGSI has a present legal or constructive obligation that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period, and are discounted to present value where the effect is material. The increase in the provision due to the passage of time is recognized as a finance cost.

Segment reporting
t)	Segment reporting
The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and has been identified as the joint responsibility of the President and Chief Executive Officer of BGSI and the Executive Vice President and Chief Financial Officer of BGSI.
The Company’s primary line of business is automotive collision and glass repair and related services, with the majority of revenues relating to this group of similar services. This line of business operates in Canada and the U.S. and both regions exhibit similar long-term economic characteristics. In this circumstance, IFRS Accounting Standards requires the Company to provide specific geographical disclosure. For the years reported, the Company’s revenues were derived within Canada or the U.S. and all property, plant and equipment, right of use assets, goodwill and intangible assets are located within these two geographic areas.

Reporting Interest Paid on the Statement of Cash Flows
u)	Reporting Interest Paid on the Statement of Cash Flows
In accordance with IAS 7 Statement of Cash Flows, the Company has
made the accounting policy choice to disclose these amounts as “Financing Activities” in the cash flow statement as this best reflects the nature of these expenses
.